Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	693,040,463.05	40,448
Yield Supplement Overcollateralization Amount 08/31/18	38,994,823.04	0
Receivables Balance 08/31/18	732,035,286.09	40,448
Principal Payments	25,612,222.78	968
Defaulted Receivables	1,518,340.59	85
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	37,067,068.17	0
Pool Balance at 09/30/18	667,837,654.55	39,395

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.40%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	14,419,648.28	766
Past Due 61-90 days	4,953,597.96	275
Past Due 91-120 days	756,289.31	39
Past Due 121+ days	0.00	0
Total	20,129,535.55	1,080

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.86%	704,904,723
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Delinquency Trigger Occurred	NO	0.0286
		0.0081
Recoveries	818,166.30
Aggregate Net Losses/(Gains) - September 2018	700,174.29
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.15%
Prior Net Losses Ratio	1.49%
Second Prior Net Losses Ratio	1.23%
Third Prior Net Losses Ratio	1.13%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	30,052,694.45
Actual Overcollateralization	30,052,694.45
Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	6.81%
Weighted Average Remaining Term	49.32

Flow of Funds	$ Amount

Collections	28,736,776.40
Investment Earnings on Cash Accounts	48,125.09
Servicing Fee	(610,029.41)
Transfer to Collection Account	0.00
Available Funds	28,174,872.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,010,585.89
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	24,068,682.11
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	3,026,782.41

Total Distributions of Available Funds	28,174,872.08

Servicing Fee	610,029.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 09/17/18	661,853,642.21
Principal Paid	24,068,682.11
Note Balance @ 10/15/18	637,784,960.10

Class A-1
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2a
Note Balance @ 09/17/18	77,455,583.79
Principal Paid	17,520,585.34
Note Balance @ 10/15/18	59,934,998.45
Note Factor @ 10/15/18	17.2972578%

Class A-2b
Note Balance @ 09/17/18	28,948,058.42
Principal Paid	6,548,096.77
Note Balance @ 10/15/18	22,399,961.65
Note Factor @ 10/15/18	17.2972677%

Class A-3
Note Balance @ 09/17/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	426,000,000.00
Note Factor @ 10/15/18	100.0000000%

Class A-4
Note Balance @ 09/17/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	94,750,000.00
Note Factor @ 10/15/18	100.0000000%

Class B
Note Balance @ 09/17/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	34,700,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,079,407.56
Total Principal Paid	24,068,682.11
Total Paid	25,148,089.67

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	96,819.48
Principal Paid	17,520,585.34
Total Paid to A-2a Holders	17,617,404.82

Class A-2b
One-Month Libor	2.15844%
Coupon	2.29844%
Interest Paid	51,749.74
Principal Paid	6,548,096.77
Total Paid to A-2b Holders	6,599,846.51

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8590931
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1561002
Total Distribution Amount	20.0151933

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2794213
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	50.5644599
Total A-2a Distribution Amount	50.8438812

A-2b Interest Distribution Amount	0.3996119
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	50.5644538
Total A-2b Distribution Amount	50.9640657

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/17/18	3,213,436.41
Investment Earnings	4,990.56
Investment Earnings Paid	(4,990.56)
Deposit/(Withdrawal)	-
Balance as of 10/15/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41